Short-term Bank Loans (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Debt Instrument [Line Items]
Short-term bank loans	$ 2,272,026
Interest expense	31,636
China Construction Bank [Member] | Short-term Debt [Member]
Debt Instrument [Line Items]
Due date	Apr. 30, 2014
Interest rate	5.54%
Short-term bank loans	$ 2,272,026